CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (Note 15)	$ 1,052,862	$ 1,200,645
Short-term investments (Notes 4 and 15)	104,167	1,362,641
Accounts receivable, net (Note 5)	1,707,317	1,710,773
Inventories, net (Note 6)	2,323,641	1,987,257
Other current assets (Notes 10, 14, 15 and 20)	473,377	446,765
Total current assets	5,661,364	6,708,081
Property, plant and equipment, net (Note 7)	4,283,056	3,755,604
Restricted cash and investments (Notes 8 and 15)	275,163	585,833
Goodwill (Note 9)	2,004,538	1,830,661
Other intangible assets, net (Note 9)	959,240	784,640
Other assets (Note 10)	968,698	905,531
Total assets	14,152,059	14,570,350
Current liabilities:
Short-term debt (Notes 12 and 15)	29,912	1,826
Long-term debt due within one year (Notes 12 and 15)	250,000	650,000
Accounts payable (Note 11)	1,046,713	958,645
Salaries, wages and related accruals (Notes 17 and 18)	279,898	333,341
Accrued expenses and other current liabilities (Notes 11, 14, 15 and 16)	423,045	452,247
Total current liabilities	2,029,568	2,396,059
Long-term debt due after one year (Notes 12 and 15)	3,380,200	3,630,200
Deferred credits and other liabilities (Notes 16, 17, 18 and 20)	856,917	837,511
Total liabilities	6,266,685	6,863,770
Commitments and contingencies (Notes 6, 14 and 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 377,013 and 376,239 shares issued, respectively)	150,805	150,496
Additional paid-in capital	1,811,459	1,756,534
Retained earnings	7,124,523	7,111,566
Accumulated other comprehensive income (loss), net of income taxes (Notes 2 and 14)	56,761	(38,177)
Treasury stock (59,350 and 59,490 shares, respectively)	(1,501,977)	(1,505,534)
Total Nucor stockholders' equity	7,641,571	7,474,885
Noncontrolling interests	243,803	231,695
Total equity	7,885,374	7,706,580
Total liabilities and equity	$ 14,152,059	$ 14,570,350